Common Stock Warrant - Additional Information (Detail) (USD $)				12 Months Ended
	Aug. 20, 2012	Aug. 09, 2011	Dec. 31, 2012 Stock Warrant [Member]	Dec. 31, 2012 Common Stock [Member]
Warranties [Line Items]
Purchase treasury warrant shares			67,314
Exercise price of common stock	1.50	1.00		16.10
Cash on exercised of common stock				$ 1,100